Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (238,274)	$ (230,485)	$ (265,617)	$ (376,853)	$ (194,490)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash terminal use agreement maintenance expense	160	16,610	16,763	24,461	26,731
Depreciation and amortization expense	37,863	1,279	2,479	967	2,917
Amortization of debt issuance costs and premium			2,100	0	0
Loss on early extinguishment of debt	52,070	96,273	96,273	114,335	131,576
Total (gains) losses on derivatives, net	35,635	13,136	7,377	118,199	(84,299)
Net cash used for settlement of derivative instruments	(8,031)	(40,990)	(41,756)	(22,093)	632
Changes in restricted cash for certain operating activities	157,291	230,187	207,231	175,853	161,065
Changes in operating assets and liabilities:
Accounts and other receivables	(31,022)	8
Accounts receivable—affiliate	(36,650)	(78)
Advances to affiliate	0	(12,654)	(4,342)	(14,539)	(5,017)
Inventory	(28,296)	(41)	(3,565)	(22,963)	0
Accounts payable and accrued liabilities	67,039	(42,179)	(4,967)	9,234	(167)
Due to affiliates	3,885	(10,029)	6,347	(2,373)	1,665
Other, net	(7,044)	(1,840)	(960)	(2,644)	(39,446)
Other—affiliate	(4,626)	(19,197)	(17,363)	(1,584)	(1,167)
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities
Property, plant and equipment, net	(1,872,975)	(2,094,567)	(2,861,000)	(2,548,855)	(3,082,195)
Use of restricted cash for the acquisition of property, plant and equipment	1,905,102	2,144,821	2,923,034	2,587,565	3,092,025
Other	(32,127)	(50,254)	(62,034)	(38,710)	(9,830)
Net cash provided by (used in) investing activities	0	0	0	0	0
Cash flows from financing activities
Proceeds from issuances of debt	4,968,500	2,250,000	2,860,000	2,584,500	4,112,500
Repayments of debt	(2,730,000)	0	0	(177,000)	(100,000)
Debt issuance and deferred financing costs	(40,693)	(176,002)	(168,635)	(102,687)	(309,404)
Investment in restricted cash	(2,198,763)	(2,089,295)	(2,706,662)	(2,316,547)	(4,041,372)
Capital contributions from Cheniere Partners	1,250	15,297	15,297	11,734	338,276
Other	(294)	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents—beginning of period	0	0	0	0	0
Cash and cash equivalents—end of period	$ 0	$ 0	$ 0	$ 0	$ 0